Note 26 - Variable Interest Entities (Detail) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended								1 Months Ended
	Oct. 13, 2011	Nov. 29, 2011	Nov. 30, 2011	Dec. 31, 2010	Oct. 31, 2011	Nov. 29, 2011	Dec. 31, 2011	Jun. 30, 2012	Apr. 30, 2012	Feb. 29, 2012	Apr. 28, 2011	Mar. 31, 2011	Nov. 30, 2010	Dec. 31, 2010 Valley View Wind Farm [Member]	Mar. 31, 2011 Juhl Wind [Member]	Mar. 31, 2011 Turbine Supplier [Member]	Nov. 29, 2011 Juhl Renewable Assets [Member]	Nov. 29, 2011 Outside Investors [Member]
Construction and Development Costs				$ 4,200,000
Construction in Progress, Gross				58,903			65,284 [1]	103,547						3,900,000
Transferor's Interests in Transferred Financial Assets, Fair Value												480,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%		80.40%			80.40%	32.60%								48.00%	52.00%
Construction Loan												10,000,000
Equity Method Investments																	1,372,430	3,200,000
Business Acquisition, Percentage of Voting Interests Acquired		32.60%				32.60%				100.00%
Voting Power Percentage		13.90%				13.90%
Business Acquisition, Cost of Acquired Entity, Purchase Price (in Dollars)	5,000		4,573,430				95,000		1,385,000		400,000
Fair Value of Assets Acquired		5,689,000
Book Basis Equity Value					395,000
Investment Owned, at Fair Value		532,000			1,122,000	532,000
Gain on Purchase of Business			320,000
Noncontrolling Interest in Variable Interest Entity							0.674
Notes and Loans Payable													$ 4,000,000

[1]	Derived from December 31, 2011 audited financial statements